CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES

	Fiscal Year
	2023	2022
	$	$
Balance, beginning of year	1,540,000	2,617,798
Conversion to common shares (Note 9)	(555,600)	(10,309,000)
Redemption of convertible notes	(126,680)	—
Convertible note extinguishment	(500,000)	—
New issuance of convertible note, net of discounts	2,335,243	—
New issuance of short-term loan and promissory notes, net of discounts	2,444,480	—
Repayment of short-term loans	(440,470)	—
Accretion and amortization of discounts	77,495	9,231,202
Balance, end of year	4,774,468	1,540,000